Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Growth Fund))	0 Months Ended
Mar. 29, 2012
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	1.20% [1]
MSCI EAFE Index
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years (or life of class, if less)	4.67%
Class A
Average Annual Return:
1 Year	(13.02%)
5 Years	(2.01%)
10 Years (or life of class, if less)	5.74%
Inception Date	Mar. 25, 1996
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(13.12%)
5 Years	(2.12%)
10 Years (or life of class, if less)	5.58%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(8.33%)
5 Years	(1.71%)
10 Years (or life of class, if less)	4.99%
Class B
Average Annual Return:
1 Year	(13.07%)
5 Years	(2.02%)
10 Years (or life of class, if less)	5.87%
Inception Date	Mar. 25, 1996
Class C
Average Annual Return:
1 Year	(9.28%)
5 Years	(1.58%)
10 Years (or life of class, if less)	5.57%
Inception Date	Mar. 25, 1996
Class N
Average Annual Return:
1 Year	(8.88%)
5 Years	(1.11%)
10 Years (or life of class, if less)	6.07%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(7.32%)
5 Years	(0.36%)
10 Years (or life of class, if less)	4.87%
Inception Date	Sep. 07, 2005

[1]	From 8-31-05.